UNAUDITED CONDENSED COMBINED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Total Controlling Interest	Members' Units	Members' Equity	Noncontrolling Interest	Total
Balance at the beginning at Dec. 31, 2018	$ 4,029,169	$ 223,100	$ 3,806,069	$ (151,348)	$ 3,877,821
Balance at the beginning (in shares) at Dec. 31, 2018		200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	6,018,657		6,018,657	(173,194)	5,845,463
Purchase of Noncontrolling Interest	(473,219)		(473,219)		(473,219)
Change in ownership due to change in non-controlling interest	(110,346)		(110,346)	110,346
Distributions	(4,304,000)		(4,304,000)		(4,304,000)
Balance at the end at Dec. 31, 2019	5,160,261	$ 223,100	4,937,161	(214,196)	4,946,065
Balance at the end (in shares) at Dec. 31, 2019		200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	3,260,810		3,260,810	(89,932)	3,170,877
Purchase of Noncontrolling Interest	(400,100)		(400,100)		(400,100)
Change in ownership due to change in non-controlling interest	(43,461)		(43,461)	43,461
Balance at the end at Mar. 31, 2020	7,977,509	$ 223,100	7,754,409	(260,667)	7,716,842
Balance at the end (in shares) at Mar. 31, 2020		200
Balance at the beginning at Dec. 31, 2019	5,160,261	$ 223,100	4,937,161	(214,196)	4,946,065
Balance at the beginning (in shares) at Dec. 31, 2019		200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	7,600,903		7,600,903	(29,269)	7,571,634
Purchase of Noncontrolling Interest	(2,100,100)		(2,100,100)		(2,100,100)
Change in ownership due to change in non-controlling interest	(243,465)		(243,465)	$ 243,465
Distributions	(3,690,940)		(3,690,940)		(3,690,940)
Balance at the end at Dec. 31, 2020	6,726,659	$ 223,100	6,503,559		$ 6,726,659
Balance at the end (in shares) at Dec. 31, 2020		200			200
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,301,696		1,301,696		$ 1,301,696
Balance at the end at Mar. 31, 2021	$ 8,028,355	$ 223,100	$ 7,805,255		$ 8,028,355
Balance at the end (in shares) at Mar. 31, 2021		200			200